UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

Ellsworth Growth and Income Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Growth and Income Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - unaudited

June 30, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 47.3%

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc., 2.25%, Due 6/1/22	$750,000	$734,531
Echo Global Logistics, Inc., 2.50%, Due 5/1/20	625,000	674,219
		1,408,750
Automobiles - 0.1%
Tesla Motors, Inc., 1.25%, Due 3/1/21	200,000	196,625

Biotechnology - 8.4%
Array BioPharma Inc., 3.00%, Due 6/1/20	250,000	316,875
Cepheid, 1.25%, Due 2/1/21	800,000	928,500
Emergent BioSolutions Inc., 2.875%, Due 1/15/21	800,000	993,000
Exelixis, Inc., 4.25%, Due 8/15/19	250,000	222,344
Gilead Sciences, Inc., 1.625%, Due 5/1/16	700,000	3,610,691
Incyte Corp., 1.25%, Due 11/15/20	1,000,000	2,066,875
Isis Pharmaceuticals, Inc., 1.00%, Due 11/15/21 (1)	1,000,000	1,081,875
OPKO Health Inc., 3.00%, Due 2/1/33	200,000	472,875
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16	250,000	1,516,562
		11,209,597
Communications Equipment - 1.2%
CalAmp Corp., 1.625%, Due 5/15/20 (1)	1,050,000	1,000,781
Oclaro, Inc., 6.00%, Due 2/15/20 (1)	500,000	660,938
		1,661,719
Consumer Finance - 0.8%
Encore Capital Group, Inc., 3.00%, Due 7/1/20	1,000,000	1,069,375

Diversified Consumer Services - 0.9%
Carriage Services, Inc., 2.75%, Due 3/15/21	1,000,000	1,198,750

Diversified Telecommunication Services - 1.2%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18	1,000,000	1,001,875
inContact, Inc., 2.50%, Due 4/1/22 (1)	575,000	570,328
		1,572,203
Electrical Equipment - 0.5%
SolarCity Corp., 2.75%, Due 11/1/18	250,000	271,562
SolarCity Corp., 1.625%, Due 11/1/19	500,000	460,000
		731,562
Electronic Equipment & Instruments - 0.7%
InvenSense, Inc., 1.75%, Due 11/1/18	1,000,000	968,125

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Health Care Equipment & Supplies - 0.8%
Quidel Corp., 3.25%, Due 12/15/20	$500,000	$501,562
Trinity Biotech Investment Ltd., 4.00%, Due 4/1/45 (1)	500,000	544,688
		1,046,250
Health Care Providers & Services - 1.3%
Molina Healthcare Inc., 1.125%, Due 1/15/20	1,000,000	1,773,125

Household Durables - 1.3%
Jarden Corp., 1.875%, Due 9/15/18	500,000	840,625
Jarden Corp., 1.125%, Due 3/15/34	750,000	877,031
		1,717,656
Internet & Catalog Retail - 1.5%
The Priceline Group Inc., 1.00%, Due 3/15/18	1,500,000	2,004,375

Internet Software & Services - 2.4%
Blucora, Inc., 4.25%, Due 4/1/19	1,000,000	995,000
Monster Worldwide, Inc., 3.50%, Due 10/15/19	625,000	866,797
Web.com Group, Inc., 1.00%, Due 8/15/18	1,375,000	1,368,125
		3,229,922
IT Services - 1.0%
CSG Systems International, Inc., 3.00%, Due 3/1/17	900,000	1,268,438

Media - 0.8%
Global Eagle Entertainment Inc., 2.75%, Due 2/15/35	1,125,000	1,098,281

Metals & Mining - 0.3%
A.M. Castle & Co., 7.00%, Due 12/15/17	400,000	345,000

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc., 4.25%, Due 3/15/45	1,500,000	1,134,450
Clean Energy Fuels Corp., 5.25%, Due 10/1/18	500,000	364,062
Goodrich Petroleum Corp., 5.00%, Due 10/1/32	517,000	261,085
		1,759,597
Personal Products - 0.5%
IGI Laboratories, Inc., 3.75%, Due 12/15/19 (1)	750,000	667,969

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Pharmaceuticals - 4.7%
ANI Pharmaceuticals, Inc., 3.00%, Due 12/1/19	$500,000	$571,875
Depomed, Inc., 2.50%, Due 9/1/21	300,000	385,125
Horizon Pharma Investment Ltd., 2.50%, Due 3/15/22 (1)
(cv. into Horizon Pharma plc ordinary shares)	750,000	1,040,156
Jazz Pharmaceuticals plc, 1.875%, Due 8/15/21 (1)
(cv. into Jazz Pharmaceuticals plc ordinary shares)	710,000	829,369
Mylan Inc., 3.75%, Due 9/15/15	500,000	2,543,438
The Medicines Co., 2.50%, Due 1/15/22 (1)	750,000	824,062
		6,194,025
Real Estate Investment Trusts - 1.1%
Colony Capital, Inc., 5.00%, Due 4/15/23	1,000,000	1,052,500
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21	500,000	467,502
		1,520,002
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20	1,000,000	1,092,500

Semiconductors & Semiconductor Equipment - 3.6%
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19	500,000	478,125
Microchip Technology Inc., 1.625%, Due 2/15/25 (1)	500,000	506,875
Micron Technology, Inc., 3.00%, Due 11/15/43	1,750,000	1,589,219
ON Semiconductor Corp., 1.00%, Due 12/1/20 (1)	500,000	497,188
Spansion LLC, 2.00%, Due 9/1/20	200,000	421,250
SunEdison, Inc., 3.375%, Due 6/1/25 (1)	1,250,000	1,297,656
		4,790,313
Software - 8.1%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17	750,000	837,188
EnerNOC, Inc., 2.25%, Due 8/15/19	1,000,000	724,375
FireEye, Inc., 1.625%, Due 6/1/35 (1)	1,000,000	1,071,250
Mentor Graphics Corp., 4.00%, Due 4/1/31	1,250,000	1,696,875
MercadoLibre, Inc., 2.25%, Due 7/1/19	500,000	635,000
Proofpoint, Inc., 0.75%, Due 6/15/20 (1)	1,250,000	1,351,625
PROS Holdings, Inc., 2.00%, Due 12/1/19 (1)	500,000	486,875
Synchronoss Technologies, Inc., 0.75%, Due 8/15/19	750,000	840,938
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16	500,000	745,625
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18	1,000,000	990,000
Verint Systems Inc., 1.50%, Due 6/1/21	1,250,000	1,420,312
		10,800,063

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Technology, Hardware & Storage - 1.0%
Avid Technology, Inc., 2.00%, Due 6/15/20 (1)	$1,000,000	$909,800
Violin Memory, Inc., 4.25%, Due 10/1/19	500,000	425,000
		1,334,800
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16	750,000	772,031
Iconix Brand Group, Inc., 1.50%, Due 3/15/18	560,000	574,000
		1,346,031
Trading Companies & Distributors - 0.7%
Kaman Corp., 3.25%, Due 11/15/17	750,000	987,188

Total Convertible Bonds and Notes		62,992,241

Convertible Preferred Stock - 8.0%
	Shares
Capital Markets - 0.4%
Cowen Group, Inc., 5.625% (1)	500	559,400

Commercial Banks - 1.7%
Huntington Bancshares, Inc., 8.50%	1,250	1,668,750
Wells Fargo & Co., 7.50%	500	587,500
		2,256,250
Diversified Financial Services - 0.8%
Bank of America Corp., 7.25%	1,000	1,112,000

Food Products - 0.8%
Bunge Ltd., 4.875%	10,000	1,089,870

Machinery - 0.9%
Stanley Black & Decker, Inc., 6.25%	10,000	1,202,500

Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp., 5.75%	1,550	1,073,189
Halcon Resources Corp., 5.75%	500	112,000
		1,185,189
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc., 6.50%	20,000	1,188,800

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

		Value
	Shares	(Note 1)
Convertible Preferred Stock - continued

Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (1,2,3)	666,024	$763,666
Amerivon Holdings LLC, common equity units, (1,2,3)	272,728	16,364
		780,030
Thrift & Mortgage Finance - 0.9%
New York Community Capital Trust V, 6.00%	24,000	1,218,000

Total Convertible Preferred Stock		10,592,039

Mandatory Convertible Securities - 10.6% (4)

Automobiles - 0.5%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/16	5,000	630,750

Biotechnology - 1.1%
AmSurg Corp., 5.25%, Due 7/1/17	10,500	1,464,225

Diversified Telecommunication Services - 0.7%
Frontier Communications Corp, 11.125%, Due 6/29/18	10,000	993,000

Electric Utilities - 0.8%
NextEra Energy, Inc., 5.799%, Due 9/1/16	20,000	1,070,000

Food Products - 0.8%
Tyson Foods, Inc., 4.75%, Due 7/15/17	20,000	1,030,200

Health Care Providers & Services - 1.6%
Anthem, Inc., 5.25%, Due 5/1/18	20,000	1,057,400
Kindred Healthcare, Inc., 7.50%, Due 11/19/17	1,000	1,025,300
		2,082,700
Insurance - 0.8%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16	20,000	1,112,800

Multi-Utilities - 0.7%
Dominion Resources, Inc., 6.375%, Due 7/1/17	20,000	934,000

Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp, 7.50%, Due 6/7/18	10,000	502,400

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

		Value
	Shares	(Note 1)
Mandatory Convertible Securities - continued

Pharmaceuticals - 1.6%
Allergan plc, 5.50%, Due 3/1/18	2,000	$2,089,500

Real Estate Investment Trusts - 1.2%
Weyerhaeuser Co., 6.375%, Due 7/1/16	30,000	1,579,200

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc., 5.50%, Due 12/15/17	10,000	675,000

Total Mandatory Convertible Securities (4)		14,163,775

Common Stock - 33.0%

Aerospace & Defense - 0.8%
United Technologies Corp.	10,000	1,109,300

Automobiles - 1.1%
Ford Motor Co.	100,000	1,501,000

Capital Markets - 0.9%
BlackRock Capital Investment Corp.	131,034	1,197,651

Commercial Banks - 0.9%
Wells Fargo & Co.	22,200	1,248,528

Diversified Financial Services - 1.2%
Citigroup Inc.	29,546	1,632,121

Diversified Telecommunication Services - 2.4%
AT&T Inc.	50,000	1,776,000
Verizon Communications Inc.	30,000	1,398,300
		3,174,300
Energy Equipment & Services - 1.0%
Chevron Corp.	14,000	1,350,580

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

		Value
	Shares	(Note 1)
Common Stock - continued

Food Products - 3.0%
B&G Foods, Inc.	35,000	$998,550
ConAgra Foods, Inc.	45,000	1,967,400
Unilever N.V. (ADR)	24,000	1,004,160
		3,970,110
Household Products - 1.2%
Church & Dwight Co., Inc.	20,000	1,622,600

Industrial Conglomerates - 1.0%
General Electric Co.	50,000	1,328,500

Insurance - 0.8%
MetLife, Inc.	20,175	1,129,598

Internet Software & Services - 1.4%
Equinix, Inc.	7,500	1,905,000

Media - 1.3%
Walt Disney Co.	15,000	1,712,100

Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	26,782	1,644,683
Halcon Resources Corp. (5)	6,218	7,213
Kinder Morgan, Inc.	45,000	1,727,550
		3,379,446
Pharmaceuticals - 4.9%
AbbVie Inc.	25,000	1,679,750
Eli Lilly & Co.	15,000	1,252,350
Merck & Co., Inc.	22,651	1,289,521
Pfizer Inc.	40,000	1,341,200
Roche Holdings Ltd. (ADR)	27,500	964,425
		6,527,246
Real Estate Investment Trusts - 3.0%
American Tower Corp.	15,000	1,399,350
Crown Castle International Corp.	16,100	1,292,830
Invesco Mortgage Capital Inc.	58,700	840,584
Lexington Realty Trust	55,000	466,400
		3,999,164

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued

June 30, 2015

		Value
	Shares	(Note 1)
Common Stock - continued

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	40,000	$1,216,600

Software - 0.9%
Microsoft Corp.	28,600	1,262,690

Technology, Hardware & Storage - 0.3%
Stratasys Ltd. (5)	12,000	419,160

Wireless Telecommunication Services - 3.2%
SBA Communications Corp. (5)	20,500	2,356,885
Vodafone Group PLC (ADR)	50,909	1,855,633
		4,212,518

Total Common Stock		43,898,212

Convertible Bonds and Notes - 47.3%		62,992,241
Convertible Preferred Stock - 8.0%		10,592,039
Mandatory Convertible Securities - 10.6%		14,163,775
Common Stock - 33.0%		43,898,212
Total Investments - 98.9%		131,646,267

Other Assets and Liabilites - 1.1%		1,423,709
Total Net Assets - 100.0%		$133,069,976

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments – continued

June 30, 2015

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2015 was $14,680,865 which represented 11.0% of the Fund’s net assets.

(2) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $780,030 at June 30, 2015, which represented approximately 0.58% of the Fund’s net assets.

(3) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2015, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	666,024	$1,500,000	$1.147	$763,666	0.57%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.01%

(4) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(5) Non-income producing security.

ADR = American Depositary Receipt.

Ellsworth Growth and Income Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Growth and Income Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of June 30, 2015:

	Level 1	Level 2	Level 3	Total

Investments in Securities:
Common Stock:
Consumer Discretionary	$3,213,100	$—	$—	$3,213,100
Consumer Staples	5,592,710	—	—	5,592,710
Energy	4,730,026	—	—	4,730,026
Financials	9,207,062	—	—	9,207,062
Health Care	6,527,246	—	—	6,527,246
Industrials	2,437,800	—	—	2,437,800
Information Technology	4,803,450	—	—	4,803,450
Telecommunication Services	7,386,818	—	—	7,386,818
Total Common Stock	43,898,212	—	—	43,898,212

Convertible Bonds and Notes:
Consumer Discretionary	—	7,561,718	—	7,561,718
Consumer Staples	—	667,969	—	667,969
Energy	—	1,759,597	—	1,759,597
Financials	—	3,681,877	—	3,681,877

Health Care	—	20,222,997	—	20,222,997
Industrials	—	3,127,500	—	3,127,500
Information Technology	—	24,053,380	—	24,053,380
Materials	—	345,000	—	345,000
Telecommunication Services	—	1,572,203	—	1,572,203
Total Convertible Bonds and Notes	—	62,992,241	—	62,992,241

Convertible Preferred Stock:
Consumer Discretionary	—	—	780,030	780,030
Consumer Staples	—	1,089,870	—	1,089,870
Energy	—	1,185,189	—	1,185,189
Financials	—	6,334,450	—	6,334,450
Industrials	—	1,202,500	—	1,202,500
Total Convertible Preferred Stock	—	9,812,009	780,030	10,592,039

Mandatory Convertible Securities:
Consumer Discretionary	—	630,750	—	630,750
Consumer Staples	—	1,030,200	—	1,030,200
Energy	—	502,400	—	502,400
Financials	—	2,692,000	—	2,692,000
Health Care	—	5,636,425	—	5,636,425
Telecommunication Services	—	1,668,000	—	1,668,000
Utilities	—	2,004,000	—	2,004,000
Total Mandatory Convertible Securities	—	14,163,775	—	14,163,775
Total Investments	$43,898,212	$86,968,025	$780,030	$131,646,267

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at June 30, 2015, the end of the reporting period. The Fund recognized no transfers to or from Level 1 to Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities
Balance as of March 31, 2015	$779,969
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	61
Net transfers in/out of Level 3	—
Balance as of June 30, 2015	$780,030

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015:

	Fair Value June 30, 2015	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$780,030	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Increase

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At June 30, 2015, unrealized appreciation (depreciation) of investment securities on a tax cost basis and federal tax cost were as follows:

Unrealized appreciation	$20,336,398
Unrealized depreciation	(5,309,082)
Net unrealized appreciation	15,027,316

Cost for federal income tax purposes	$116,618,951

Note 4 - New Accounting Pronouncement - In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 28, 2015 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Growth and Income Fund Ltd.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: August 28, 2015

By: /s/Gary I. Levine

Gary I. Levine

Chief Financial Officer

(Principal Financial Officer)

Date: August 28, 2015